Tax matters - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities
Opening Balance	$ (23,822)	$ (28,718)
Recognized in P&L	10,569	3,037
Recognized in OCI	108	733
Exchange Differences	96	1,126
Closing Balance	(13,049)	(23,822)
Intangible assets
Deferred tax assets and liabilities
Opening Balance	(13,582)	(13,978)
Recognized in P&L	4,311	884
Reclassifications	(1,484)
Exchange Differences	609	(488)
Closing Balance	(10,146)	(13,582)
Provisions
Deferred tax assets and liabilities
Opening Balance	34,102	38,011
Recognized in P&L	(3,726)	(442)
Recognized in OCI	(757)	1,500
Reclassifications	765
Write down of deferred tax (assets) / liabilities.		(5,836)
Exchange Differences	(1,499)	869
Closing Balance	28,885	34,102
Property, plant & equipment
Deferred tax assets and liabilities
Opening Balance	(45,405)	(54,730)
Recognized in P&L	6,497	3,195
Reclassifications	1,598
Write down of deferred tax (assets) / liabilities.		5,836
Exchange Differences	908	294
Closing Balance	(36,402)	(45,405)
Inventories.
Deferred tax assets and liabilities
Opening Balance	1,416	1,186
Recognized in P&L	290	232
Exchange Differences	(1)	(2)
Closing Balance	1,705	1,416
Hedging instruments
Deferred tax assets and liabilities
Opening Balance	(567)
Recognized in OCI	865	(767)
Exchange Differences	22	200
Closing Balance	320	(567)
Tax losses
Deferred tax assets and liabilities
Opening Balance	1,731	3,259
Recognized in P&L	3,946	(1,528)
Closing Balance	5,677	1,731
Incentives and credits
Deferred tax assets and liabilities
Opening Balance		32
Recognized in P&L	432	(32)
Closing Balance	432
Other
Deferred tax assets and liabilities
Opening Balance	(1,517)	(2,498)
Recognized in P&L	(1,181)	728
Reclassifications	(879)
Exchange Differences	57	253
Closing Balance	$ (3,520)	$ (1,517)